Derivative instruments - Changes in Fair Value (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative instruments
Fair value of contracts, beginning of year	$ 368,117	$ 239,596
Reversal of opening contracts settled during the year	(284,096)	(43,267)
Assumed in acquisitions		51,866
Realized gain on contracts settled during the year	345,318	234,365
Unrealized (loss) gain during the year on contracts outstanding at the end of the year	(168,762)	171,448
Unwinding of contracts assumed in acquisitions		(51,526)
Net receipt from counterparties on contract settlements during the year	(345,318)	(234,365)
Fair value of contracts, end of year	(84,741)	368,117
Current derivative asset	40,312	313,792
Current derivative liability	(52,944)	(732)
Non-current derivative asset	13,927	76,107
Non-current derivative liability	$ (86,036)	$ (21,050)